Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies [Line Items]
Restricted cash	$ 8,425	$ 144,855
Accounts receivable and record expected credit losses	105,212	288,662
Allowance for advances to suppliers		222,721
Expected credit losses	1,342,454
Net realizable value			119,782
Company received government subsidies	338	$ 14,035	$ 86,120
Potentially dilutive ordinary shares		55	14,815
Foreign currency translation loss adjustments	(1,120,662)	$ (62,877)	$ (6,184,172)
Cash and cash equivalents	$ 173,009,847	$ 100,782,851